ASSET RETIREMENT OBLIGATIONS (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Estimated present value of asset retirement obligations and change in liabilities
Balance, beginning of the year	2,743	2,763
Liabilities incurred in the current period	73	303
Accretion expense	(251)	(97)
Revisions in estimated cash flows	26	(453)
Disposal of assets	(41)
Currency translation adjustment	(30)	33
Balance, end of the year	3,022	2,743